Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ (36,224)	$ (26,160)	[1]	$ (24,787)	[1]
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	(69)	195		(91)
Exchange differences on translation of foreign operations	(53)	212		(375)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	(122)	407		(466)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(47)	(46)		120
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(47)	(46)		120
Total other comprehensive income (loss)	(169)	361		(346)
Total comprehensive income (loss)	(36,393)	(25,799)		(25,133)
Attributable to:
Shareholders of the parent	(36,393)	(25,799)		(25,133)
Non-controlling interests	$ 0	$ 0		$ 0

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.